TRAINER WORTHAM FUNDS
                             =======================
                                  (the "Trust")

                        Supplement dated October 23, 2003
                                     to the
                        Prospectus dated October 1, 2003



         The  following   information   replaces  and  supersedes  any  contrary
information contained in the Trust's Prospectus.


         On Page 5, in the Average Annual Total Returns Table for the First Mutual Fund, the results for the S&P 500 Index should be:


                                                 PAST      PAST 5    PAST 10
                                                 YEAR      YEARS      YEARS
--------------------------------------------------------------------------------
S&P 500 Index 1 (reflects no
   deduction for expenses or taxes)             -22.10%    -0.59%     9.34%
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                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.